Other (expense) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Realized (loss) gain on derivative instruments	$ (154,378)	$ 150
Unrealized loss on derivative instruments	(39,428)	(51,751)
Interest income	33,614	23,949
Gain on sale of the Tocantinzinho project (Note 8)	0	60,000
Other	8,717	6,702
Other income	$ (151,475)	$ 39,050